Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net Current [Abstract]
Accounts receivable, gross (Note)	$ 210,047	$ 154,891
Less: allowance for credit losses (Note 2(j))	(22,786)	(11,749)
Accounts receivable, net	$ 187,261	$ 143,142